Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Key Management Personnel Stock Compensation Expense [Abstract]
Salaries and other employee benefits to whole-time directors and executive officers	$ 19	$ 17	$ 14
Commission and other benefits to non-executive / independent directors	1	1	1
Total compensation	$ 20	$ 18	$ 15